Condensed financial information of the parent company (Tables)	12 Months Ended
Sep. 30, 2023
Condensed financial information of the parent company
Schedule of parent company's balance sheet
	As of	As of
	September 30,	September 30,
	2023	2022
Assets
Current assets
Cash	$32,589	$16,099
Non-current assets
Investment in subsidiaries	103,950,542	64,002,904
Total assets	$103,983,131	$64,019,003

Liabilities and Shareholders’ Equity

Current liabilities
Due to related parties,	300,177	236,677
Accrued expenses and other current liabilities	120,720	-
Total liabilities	$420,897	$236,677

Commitments and contingencies

Shareholders’ equity
Class A ordinary share, no par value, unlimited number of shares authorized; 2,285,826 and 668,755 shares issued and outstanding as of September 30, 2023 and 2022, respectively.*	101,922,676	54,278,472
Class B ordinary share, no par value, unlimited number of shares authorized; 100,698 shares issued and outstanding as of September 30, 2023 and 2022.*	4,231,055	4,231,055
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	526,217	524,723
(Accumulated deficits) retained earnings	(3,211,885)	2,415,349
Accumulated other comprehensive loss	(8,771,028)	(6,532,472)
Total shareholders’ equity	103,562,234	63,782,326

Total liabilities and shareholders’ equity	$103,983,131	$64,019,003

Schedule of parent company's statements of income and comprehensive income
	For the fiscal years ended September 30,
	2023	2022	2021

General and administrative expenses	$(3,202,589)	$(218,663)	$(438,020)
Equity in earnings of subsidiaries	(2,423,151)	2,448,371	1,734,380
Net (loss) income	(5,625,740)	2,229,708	1,296,360
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	-	-	(975,000)
Net (loss) income attributable to Shareholders	$(5,625,740)	2,229,708	321,360

Net (loss) income	(5,625,740)	2,229,708	1,296,360
Foreign currency translation (loss) gain	(2,238,556)	(6,655,036)	1,089,346
Comprehensive (loss) income	$(7,864,296)	$(4,425,328)	$2,385,706

Schedule of parent company's statements of cash flows
	For the fiscal years ended September 30,
	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(5,625,740)	$2,229,708	$1,296,360
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Amortization of debts issuance costs	277,500	-	-
Issuance of ordinary shares for services	1,100,000	-	-
Equity in earnings of subsidiaries	2,423,151	(2,448,371)	(1,734,380)
Prepaid expenses and other current assets	-	92,000	-
Accrued expenses and other current liabilities	278,521	(202,001)	-
Net cash used in operating activities	(1,546,568)	(328,664)	(438,020)

CASH FLOWS FROM INVESTING ACTIVITIES:
Other receivables	(769,875)	-	-
Investment in subsidiaries	(9,676,000)	(3,211,899)	(38,075,908)
Net cash used in investing activities	(10,445,875)	(3,211,899)	(38,075,908)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Initial Public Offering	-	-	23,000,000
Direct costs disbursed from Initial Public Offering proceeds	-	-	(2,377,450)
Issuance of Ordinary Shares for private placement	-	5,528,702	18,000,000
Proceeds from convertible notes	3,000,000	-	-
Proceeds from issuance of shares and warrants	8,945,433	-	-
Direct costs disbursed from private placement proceeds	-	-	(960,000)
Proceeds from related party loans	63,500	-	859,483
Repayment of related party loans	-	(1,980,145)	-
Net cash provided by financing activities	12,008,933	3,548,557	38,522,033

CHANGES IN CASH	16,490	7,994	8,105

CASH, beginning of year	16,099	8,105	-

CASH, end of year	$32,589	$16,099	$8,105
SUPPLEMENTAL NON-CASH ACTIVITIES:
Accrued deferred offering costs	-	-	$385,193
Deferred offering costs funded by a related party through related party loans	-	-	$102,153
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	-	-	$975,000